PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 98.0%
Common Stocks
Aerospace & Defense 3.3%
Airbus SE (France)	49,563	$7,365,697
Boeing Co. (The)*	10,774	2,495,582
RTX Corp.	71,672	5,839,834
		15,701,113
Automobile Components 0.9%
Aptiv PLC*	51,428	4,260,296
Automobiles 1.4%
General Motors Co.	215,408	6,806,893
Banks 11.1%
Bank of America Corp.	446,960	13,627,810
JPMorgan Chase & Co.	120,560	18,817,005
PNC Financial Services Group, Inc. (The)	76,059	10,188,864
Truist Financial Corp.	306,245	9,842,714
		52,476,393
Beverages 1.6%
PepsiCo, Inc.	43,385	7,301,262
Biotechnology 3.5%
AbbVie, Inc.	61,802	8,799,987
Amgen, Inc.	28,156	7,591,984
		16,391,971
Building Products 1.1%
Johnson Controls International PLC	100,631	5,313,317
Capital Markets 3.6%
Blackstone, Inc.	58,471	6,570,386
Goldman Sachs Group, Inc. (The)	30,799	10,519,091
		17,089,477
Chemicals 4.1%
DuPont de Nemours, Inc.	80,244	5,740,656
Linde PLC	32,885	13,606,826
		19,347,482

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment 1.8%
Cisco Systems, Inc.	177,493	$8,587,111
Consumer Staples Distribution & Retail 2.4%
Walmart, Inc.	74,130	11,541,300
Electric Utilities 1.8%
PG&E Corp.*(a)	480,897	8,257,001
Food Products 1.4%
Mondelez International, Inc. (Class A Stock)	92,450	6,569,497
Ground Transportation 1.3%
Union Pacific Corp.	27,168	6,120,135
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	69,238	7,220,831
GE HealthCare Technologies, Inc.	72,461	4,960,680
		12,181,511
Health Care Providers & Services 2.3%
Centene Corp.*	72,131	5,314,612
Cigna Group (The)	20,752	5,455,286
		10,769,898
Hotels, Restaurants & Leisure 2.3%
McDonald’s Corp.	38,466	10,841,257
Household Products 1.9%
Procter & Gamble Co. (The)	57,005	8,751,408
Industrial Conglomerates 1.2%
General Electric Co.	47,664	5,805,475
Insurance 6.5%
Chubb Ltd.	64,717	14,848,021
Marsh & McLennan Cos., Inc.	36,174	7,213,819
MetLife, Inc.	138,157	8,790,930
		30,852,770

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 3.5%
Alphabet, Inc. (Class A Stock)*	43,828	$5,808,525
Meta Platforms, Inc. (Class A Stock)*	33,532	10,969,994
		16,778,519
Machinery 4.5%
Deere & Co.	8,868	3,231,588
Fortive Corp.	69,051	4,763,138
Otis Worldwide Corp.	87,629	7,517,692
Parker-Hannifin Corp.	13,481	5,839,699
		21,352,117
Multi-Utilities 3.3%
CenterPoint Energy, Inc.	225,638	6,378,786
NiSource, Inc.	352,623	9,041,254
		15,420,040
Office REITs 2.1%
Alexandria Real Estate Equities, Inc.	92,496	10,119,062
Oil, Gas & Consumable Fuels 9.2%
Chevron Corp.	71,958	10,333,169
ConocoPhillips	71,880	8,307,171
Exxon Mobil Corp.	117,902	12,113,251
Hess Corp.	30,875	4,339,790
Williams Cos., Inc. (The)	227,597	8,373,294
		43,466,675
Passenger Airlines 0.8%
Delta Air Lines, Inc.(a)	107,544	3,971,600
Pharmaceuticals 6.0%
AstraZeneca PLC (United Kingdom), ADR	146,275	9,447,902
Bristol-Myers Squibb Co.	154,083	7,608,619
Eli Lilly & Co.	19,223	11,361,562
		28,418,083
Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc.*	45,808	5,550,097

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Broadcom, Inc.	10,028	$9,283,221
Lam Research Corp.	6,009	4,301,963
		19,135,281
Software 3.6%
Microsoft Corp.	30,141	11,420,726
Salesforce, Inc.*	22,789	5,740,549
		17,161,275
Specialized REITs 1.0%
Gaming & Leisure Properties, Inc.	103,883	4,854,453
Specialty Retail 0.7%
Lowe’s Cos., Inc.	16,538	3,288,251
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	25,844	4,909,068
Dell Technologies, Inc. (Class C Stock)	137,585	10,438,574
		15,347,642

Total Long-Term Investments (cost $310,303,834)		464,278,565

Short-Term Investments 3.7%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	11,297,536	11,297,536
PGIM Institutional Money Market Fund (cost $6,516,160; includes $6,487,759 of cash collateral for securities on loan)(b)(wb)	6,519,015	6,516,407

Total Short-Term Investments (cost $17,813,696)		17,813,943

TOTAL INVESTMENTS 101.7% (cost $328,117,530)		482,092,508
Liabilities in excess of other assets (1.7)%		(8,145,162)

Net Assets 100.0%		$473,947,346

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,377,209; cash collateral of $6,487,759 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).